Investment and U.S. Partnership - Mainpointe Pharmaceuticals, LLC - Disclosure of effective interest rate estimate (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investment and US Partnership [Line Items]
Effective interest rate	57.00%
Accretion expense for December 31, 2021	$ 732,069	$ 0	$ 0
2.34 (current estimate) [Member]
Investment and US Partnership [Line Items]
Effective interest rate	57.00%
Royalty payable estimate at December 31, 2021	$ 2,649,181
Accretion expense for December 31, 2021	$ 732,069
Payback Period (years)	2 years 4 months 2 days
5.00 [Member]
Investment and US Partnership [Line Items]
Effective interest rate	40.00%
Royalty payable estimate at December 31, 2021	$ 2,394,851
Accretion expense for December 31, 2021	$ 480,274
Payback Period (years)	5 years
7.50 [Member]
Investment and US Partnership [Line Items]
Effective interest rate	31.00%
Royalty payable estimate at December 31, 2021	$ 2,273,368
Accretion expense for December 31, 2021	$ 360,048
Payback Period (years)	7 years 6 months
10.00 [Member]
Investment and US Partnership [Line Items]
Effective interest rate	25.00%
Royalty payable estimate at December 31, 2021	$ 2,203,707
Accretion expense for December 31, 2021	$ 291,122
Payback Period (years)	10 years